Derivatives (Fair Value Hedges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	$ 57	$ (981)	$ (135)
Net Derivative Gains (Losses) Recognized for Hedged Items	(79)	992	127
Ineffectiveness Recognized in Net Derivative Gains (Losses)	(22)	11	(8)
Interest rate swaps | Fixed Maturity Securities
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	5	42	(4)
Net Derivative Gains (Losses) Recognized for Hedged Items	(1)	(43)	0
Ineffectiveness Recognized in Net Derivative Gains (Losses)	4	(1)	(4)
Interest rate swaps | Policyholder account balances [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	681	(830)	(82)
Net Derivative Gains (Losses) Recognized for Hedged Items	(667)	835	96
Ineffectiveness Recognized in Net Derivative Gains (Losses)	14	5	14
Foreign currency swaps | Foreign-denominated fixed maturity securities
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	13	13	(1)
Net Derivative Gains (Losses) Recognized for Hedged Items	(11)	(12)	1
Ineffectiveness Recognized in Net Derivative Gains (Losses)	2	1	0
Foreign currency swaps | Foreign-denominated policyholder account balances [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	(283)	(97)	3
Net Derivative Gains (Losses) Recognized for Hedged Items	270	110	(20)
Ineffectiveness Recognized in Net Derivative Gains (Losses)	(13)	13	(17)
Foreign currency forwards | Foreign-denominated fixed maturity securities
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	(359)	(109)	(51)
Net Derivative Gains (Losses) Recognized for Hedged Items	330	102	50
Ineffectiveness Recognized in Net Derivative Gains (Losses)	$ (29)	$ (7)	$ (1)